Matthews Korea Active ETF Investment Strategy - Matthews Korea Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Matthews Korea Active ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea.A company or other issuer is considered to be “located” in South Korea, and a security or instrument is deemed to be a South Korean security or instrument, if it has substantial ties to South Korea. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of South Korea; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within South Korea; (iii) it has the primary trading markets for its securities in South Korea; (iv) it has its principal place of business in or is otherwise headquartered in South Korea; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of South Korea; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in South Korea; (ii) it is issued to finance a project that has at least 50% of its assets or operations in South Korea; (iii) it is at least 50% secured or backed by assets located in South Korea; (iv) it is a component of or its issuer is included in the MSCI Korea 25/50 Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of South Korea and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.